OTHER PROVISIONS, CURRENT AND NON-CURRENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements
Balance at the beginning of the year	$ 54,801,896	$ 48,695,427
Additional provisions	189,356
Increase (decrease) in existing provisions	13,550,379	6,635,882
Used provision (payments made charged to the provision)	(7,232,750)	(4,139,270)
Reversal of unused provision	(17,716)
Increase (decrease) due to foreign exchange rate differences	(6,045,366)	3,609,857
Balance at the end of the year	$ 55,245,799	$ 54,801,896